Condensed Consolidating Statements of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2010
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 2,149	$ 1,311	$ 1,463
Cash flows from investing activities:
Increase in restricted cash	(38)	(294)	(161)
Cash paid for acquisitions, net of cash acquired	(425)	(3,751)	(577)
Loans to subsidiaries	0	0	0
Proceeds for (Purchases of) Available for Sale Investments	(70)	(60)	(1,250)
Expenditures on of Other Deposits		1,084
Capital expenditures and capitalized software development costs	(365)	(277)	(250)
Net cash provided by (used in) investing activities	(898)	(3,298)	36
Cash flows from financing activities:
Proceeds from Issuance of Debt		4,158
Repayments of Debt, Including Debt Issuance Costs	949	1,028	552
Loans to/from parent	0	0	0
Payments of Dividends	(409)	(331)	(299)
Dividends received from subsidiaries	0	0	0
Purchase of subsidiary shares from non-controlling interest	0	(128)	(129)
Repurchases of common stock	(50)	(660)	(645)
Proceeds from (Payments for) Other Financing Activities, Condensed	(54)	(35)	(48)
Net cash provided by (used in) financing activities	(1,462)	1,976	(1,673)
Proceeds from Issuance of Debt	0	2,472	0
Net Cash Provided by (Used in) Discontinued Operations			(114)
Effect of exchange rate changes on cash and cash equivalents	(9)	(14)	(21)
Net increase in cash and cash equivalents	(220)	(25)	(309)
Cash and cash equivalents, beginning of year	407	627	652	$ 961	$ 961
ICE Group, Inc. (Parent)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(850)	(162)	(350)
Cash flows from investing activities:
Increase in restricted cash	0	5	0
Cash paid for acquisitions, net of cash acquired	0	(3,751)	0
Loans to subsidiaries	216	383	0
Proceeds for (Purchases of) Available for Sale Investments	0	0	0
Proceeds from/(purchases of) term deposits		0
Capital expenditures and capitalized software development costs	0	0	0
Net cash provided by (used in) investing activities	216	(4,129)	0
Cash flows from financing activities:
Proceeds from Issuance of Debt		4,158
Repayments of Debt, Including Debt Issuance Costs	949	0	174
Loans to/from parent	2,075	1,127	1,502
Payments of Dividends	(409)	(331)	(299)
Dividends received from subsidiaries	0	0	0
Purchase of subsidiary shares from non-controlling interest		0	0
Repurchases of common stock	(50)	(660)	(645)
Proceeds from (Payments for) Other Financing Activities, Condensed	(33)	(8)	(30)
Net cash provided by (used in) financing activities	634	4,286	354
Net Cash Provided by (Used in) Discontinued Operations			0
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Net increase in cash and cash equivalents	0	(5)	4
Cash and cash equivalents, beginning of year	1	1	6	2
Subsidiary Guarantor - NYSE Euronext Holdings, LLC
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	1,381	77	4,651
Cash flows from investing activities:
Increase in restricted cash	0	0	0
Cash paid for acquisitions, net of cash acquired	0	0	0
Loans to subsidiaries	2,406	730	3,103
Proceeds for (Purchases of) Available for Sale Investments	0		(1,304)
Expenditures on of Other Deposits		1,084
Capital expenditures and capitalized software development costs	0	0	0
Net cash provided by (used in) investing activities	(2,406)	354	(4,407)
Cash flows from financing activities:
Proceeds from Issuance of Debt		0
Repayments of Debt, Including Debt Issuance Costs	0	1,028	0
Loans to/from parent	1,025	592	239
Payments of Dividends	0	0	0
Dividends received from subsidiaries	0	0	0
Purchase of subsidiary shares from non-controlling interest		0
Repurchases of common stock	0	0	0
Proceeds from (Payments for) Other Financing Activities, Condensed	0	0	0
Net cash provided by (used in) financing activities	1,025	(436)	(239)
Net Cash Provided by (Used in) Discontinued Operations			0
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Net increase in cash and cash equivalents	0	(5)	5
Cash and cash equivalents, beginning of year	0	0	5	0
Subsidiary Non-Guarantors
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	3,312	1,518	(2,399)
Cash flows from investing activities:
Increase in restricted cash	(38)	(299)	(161)
Cash paid for acquisitions, net of cash acquired	(425)	0	(577)
Loans to subsidiaries	2,949	1,371	950
Proceeds for (Purchases of) Available for Sale Investments	(70)	(60)	54
Proceeds from/(purchases of) term deposits		0
Capital expenditures and capitalized software development costs	(365)	(277)	(250)
Net cash provided by (used in) investing activities	(3,847)	(2,007)	390
Cash flows from financing activities:
Proceeds from Issuance of Debt		0
Repayments of Debt, Including Debt Issuance Costs	0	0	378
Loans to/from parent	2,039	765	2,790
Payments of Dividends	0	0	0
Dividends received from subsidiaries	(1,694)	(122)	(439)
Purchase of subsidiary shares from non-controlling interest		(128)	129
Repurchases of common stock	0	0	0
Proceeds from (Payments for) Other Financing Activities, Condensed	(21)	(27)	(18)
Net cash provided by (used in) financing activities	324	488	1,826
Net Cash Provided by (Used in) Discontinued Operations			(114)
Effect of exchange rate changes on cash and cash equivalents	(9)	(14)	(21)
Net increase in cash and cash equivalents	(220)	(15)	(318)
Cash and cash equivalents, beginning of year	406	626	641	959
Consolidating Adjustments
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(1,694)	(122)	(439)
Cash flows from investing activities:
Increase in restricted cash	0	0	0
Cash paid for acquisitions, net of cash acquired	0	0	0
Loans to subsidiaries	(5,139)	(2,484)	(4,053)
Proceeds for (Purchases of) Available for Sale Investments	0	0	0
Proceeds from/(purchases of) term deposits		0
Capital expenditures and capitalized software development costs	0	0	0
Net cash provided by (used in) investing activities	5,139	2,484	4,053
Cash flows from financing activities:
Proceeds from Issuance of Debt		0
Repayments of Debt, Including Debt Issuance Costs	0	0	0
Loans to/from parent	5,139	2,484	4,053
Payments of Dividends	0	0	0
Dividends received from subsidiaries	1,694	122	439
Purchase of subsidiary shares from non-controlling interest		0
Repurchases of common stock	0	0	0
Proceeds from (Payments for) Other Financing Activities, Condensed	0	0	0
Net cash provided by (used in) financing activities	(3,445)	(2,362)	(3,614)
Net Cash Provided by (Used in) Discontinued Operations			0
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Net increase in cash and cash equivalents	0	0	0
Cash and cash equivalents, beginning of year	$ 0	$ 0	$ 0	$ 0